Principal accounting policies - Derivative financial instrument (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Principal accounting policies
Fair value losses recognized	$ 11,466
Derivative financial instrument		0	0